Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues (note 3)	$ 4,334,548	$ 3,745,835
Cost of revenues (exclusive of depreciation and amortization shown below)	2,947,008	2,565,720
Selling, general and administrative expenses	993,197	846,429
Depreciation	73,696	61,415
Amortization of intangible assets	54,238	48,725
Acquisition-related items (note 4)	21,517	4,520
Operating earnings	244,892	219,026
Interest expense, net	47,364	25,191
Other income, net (note 6)	(5,810)	(146)
Earnings before income tax	203,338	193,981
Income tax (note 15)	56,317	48,974
Net earnings	147,021	145,007
Non-controlling interest share of earnings (note 12)	14,140	9,381
Non-controlling interest redemption increment (note 12)	32,490	14,552
Net earnings attributable to Company	$ 100,391	$ 121,074
Net earnings per common share (note 16)
Basic (in dollars per share)	$ 2.25	$ 2.74
Diluted (in dollars per share)	$ 2.24	$ 2.72